SUPPLEMENT DATED February 6, 2003 TO

                        PROSPECTUS DATED MAY 1, 2002 FOR

                       CORPORATE FLEXIBLE PREMIUM VARIABLE

                        UNIVERSAL LIFE INSURANCE POLICIES

                                    ISSUED BY

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                   THROUGH ITS

                       NATIONWIDE VL SEPARATE ACCOUNT - D

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

1. The references to the class shares of the following underlying mutual funds class shares are changed as follows:

----------------------------------------------------------------------------------------------------------------------------
                              From                                                           To
----------------------------------------------------------------------------------------------------------------------------
MFS VIT - MFS Investors Growth Stock Series: Service Class       MFS VIT - MFS Investors Growth Stock Series: Initial Class
----------------------------------------------------------------------------------------------------------------------------
MFS VIT - MFS Utilities Series                                   MFS VIT - MFS Utilities Series: Initial Class
----------------------------------------------------------------------------------------------------------------------------
MFS VIT - MFS Value Series: Service Class                        MFS VIT - MFS Value Series: Initial Class
----------------------------------------------------------------------------------------------------------------------------

"Summary of Policy Expense" is modified as follows:

2. The "Underlying Mutual Fund Annual Expenses" are modified as follows:


                                               Underlying Mutual Fund Annual Expenses

                         (as a percentage of underlying mutual fund net assets, after expense reimbursement)

-------------------------------------------------------------------------------------------------------------------------
                                                                 Management       Other       12b-1    Total Underlying
                                                                    Fees         Expenses     Fees       Mutual Fund
                                                                                                           Expenses
-------------------------------------------------------------------------------------------------------------------------
MFS VIT - MFS Value Series: Initial Class                          0.75%          0.15%       0.00%        0.90%
-------------------------------------------------------------------------------------------------------------------------

The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable mortality and expense risk charges from the net asset value in calculating the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.


                                               Underlying Mutual Fund Annual Expenses

                        (as a percentage of underlying mutual fund net assets, before expense reimbursement)

-------------------------------------------------------------------------------------------------------------------------
                                                                 Management       Other       12b-1    Total Underlying
                                                                    Fees         Expenses     Fees       Mutual Fund
                                                                                                           Expenses
-------------------------------------------------------------------------------------------------------------------------
MFS VIT - MFS Value Series: Initial  Class                          0.75%          0.44%      0.00%          1.19%
-------------------------------------------------------------------------------------------------------------------------